CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.54

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence, LLC.
Loan Number	Origination date	OPB	Origination Values						CDA Review Values						Valuation Comments
			Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance(%)	CDA vs. Appraisal Variance	Company	Appraisal Date
XXXXXXXX5417	XXX	XXX	XXX	XXX	XXX	Not Applicable	Not Applicable	Not Applicable	XXX			0.00%	XXX	XXX	As is Value $XXX, PUD, HOA 87 month subject to, CDA supports value, no declining markets